Long Term Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 41,202
2023	41,574
2024	71,654
2025	76,019
2026	76,254
2027	53,574
Total	$ 360,277	$ 616,224